COHEN & STEERS REAL ESTATE ACTIVE ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	99.0%
DATA CENTERS	11.7%
Digital Realty Trust, Inc.		20,824	$3,630,248
Equinix, Inc.		2,258	1,796,171

			5,426,419

DIVERSIFIED	2.8%
Goodman Group (Australia)		19,291	434,724
Mitsui Fudosan Co. Ltd. (Japan)		48,600	470,796
Wharf Real Estate Investment Co. Ltd. (Hong Kong)		132,000	373,302

			1,278,822

HEALTH CARE	14.8%
CareTrust REIT, Inc.		10,730	328,338
GDS Holdings Ltd., Class A (China)(a)		106,200	399,098
Omega Healthcare Investors, Inc.		15,758	577,531
Welltower, Inc.		36,147	5,556,878

			6,861,845

HOTEL	3.8%
Caesars Entertainment, Inc.(a)		17,268	490,239
Host Hotels & Resorts, Inc.		81,701	1,254,927

			1,745,166

INDUSTRIALS	5.8%
EastGroup Properties, Inc.		4,592	767,415
Prologis, Inc.		15,767	1,657,427
VGP NV (Belgium)		2,395	241,212

			2,666,054

INFRASTRUCTURE	17.5%
American Tower Corp.		17,773	3,928,189
Cellnex Telecom SA (Spain)(b)		9,076	352,271
Crown Castle, Inc.		22,336	2,294,577
SBA Communications Corp., Class A		6,557	1,539,846

			8,114,883

OFFICE	3.3%
Hudson Pacific Properties, Inc.(a)(c)		111,980	306,825
Kilroy Realty Corp.		14,171	486,207
Paramount Group, Inc.(a)		120,692	736,222

			1,529,254

RESIDENTIAL	15.2%
American Homes 4 Rent, Class A		25,855	932,590
Essex Property Trust, Inc.		5,887	1,668,376
Invitation Homes, Inc.		56,826	1,863,893
Sun Communities, Inc.		15,323	1,938,206
UDR, Inc.		15,957	651,524

			7,054,589

RETAIL	9.0%
Acadia Realty Trust		59,543	1,105,713
Agree Realty Corp.		5,349	390,798

		Shares	Value
Essential Properties Realty Trust, Inc.		28,455	$907,999
Klepierre SA (France)		10,732	422,741
Simon Property Group, Inc.		7,133	1,146,701
SITE Centers Corp.		18,005	203,637

			4,177,589

SELF STORAGE	7.1%
Extra Space Storage, Inc.		19,223	2,834,239
Safestore Holdings PLC (United Kingdom)		47,003	456,792

			3,291,031

SPECIALTY	4.6%
Iron Mountain, Inc.		13,024	1,335,872
Outfront Media, Inc.		48,739	795,420

			2,131,292

TIMBER	3.4%
Weyerhaeuser Co.		61,116	1,570,070

TOTAL COMMON STOCK (Identified cost—$44,936,080)			45,847,014

SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25%(d)		275,493	275,493
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(d)		106,000	106,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$381,493)			381,493

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$45,317,573)	99.8%		46,228,507
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		102,094

NET ASSETS	100.0%		$46,330,601

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	AUD	525,267	USD	341,218	7/28/25	$ (4,647)
Brown Brothers Harriman	EUR	772,135	USD	898,986	7/28/25	(12,114)
Brown Brothers Harriman	GBP	278,666	USD	379,621	7/28/25	(2,934)
Brown Brothers Harriman	HKD	176,905	USD	22,596	7/28/25	(1)
Brown Brothers Harriman	HKD	5,599,720	USD	715,324	7/28/25	63
Brown Brothers Harriman	JPY	63,364,300	USD	436,352	7/28/25	(4,942)

						$ (24,575)

Glossary of Portfolio Abbreviations

AUD	Australia Dollar
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japan Yen
REIT	Real Estate Investment Trust
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$45,847,014	$—	$—	$45,847,014
Short-Term Investments	—	381,493	—	381,493

Total Investments in Securities(e)	$45,847,014	$381,493	$—	$46,228,507

Forward Foreign Currency Exchange Contracts	$—	$63	$—	$63

Total Derivative Assets(e)	$—	$63	$—	$63

Forward Foreign Currency Exchange Contracts	—	(24,638)	—	(24,638)

Total Derivative Liabilities(e)	$—	$(24,638)	$—	$(24,638)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $352,271 which represents 0.8% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Restricted security. Aggregate holdings equal 0.7% of the net assets of the Fund. This security was acquired on June 12, 2025, at a cost of $249,715.
(d)	Rate quoted represents the annualized seven–day yield.
(e)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS REAL ESTATE ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of June 30, 2025 are disclosed in the Fund’s Schedule of Investments.

COHEN & STEERS REAL ESTATE ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.